CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (2,304)	$ (2,007)	$ (939)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation of property and equipment	1,300	1,445	1,469
Depreciation of right-of-use assets	327	424	429
Amortization of transition costs and prepaid software	1,278	1,379	1,305
Amortization of capitalized contract costs	563	683	803
Amortization of intangible assets	37	29	29
Goodwill impairment	469
Stock-based compensation	71	64	51
Deferred taxes	(401)	(52)	(33)
Net (gain) loss on asset sales and other	11	4	1
Change in operating assets and liabilities:
Deferred costs (excluding amortization)	(1,618)	(1,917)	(1,802)
Right-of-use assets and liabilities (excluding depreciation)	(374)	(372)	(418)
Workforce rebalancing liabilities	(341)	560	27
Receivables	(1,076)	387	23
Accounts payable	125	70	33
Taxes (including items settled with former Parent in prior-year period)	994	299	399
Other assets and other liabilities	822	(365)	(244)
Net cash provided by (used in) operating activities	(119)	628	1,134
Cash flows from investing activities:
Payments for property and equipment	(752)	(1,036)	(1,190)
Proceeds from disposition of property and equipment	194	84	63
Other investing activities, net	(14)	(1)	(2)
Net cash used in investing activities	(572)	(953)	(1,128)
Cash flows from financing activities:
Debt repayments	(91)	(66)	(18)
Proceeds from issuance of debt, net of debt issuance costs	3,038
Net transfers from Parent	(30)	377	18
Common stock repurchases for tax withholdings	(1)
Net cash provided by (used in) financing activities	2,915	312	0
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(22)	1	(1)
Net change in cash, cash equivalents and restricted cash	2,203	(13)	5
Cash, cash equivalents and restricted cash at January 1	38	50	46
Cash, cash equivalents and restricted cash at March 31	2,240	$ 38	$ 50
Supplemental data
Income taxes paid, net of refunds received	12
Interest paid on debt	$ 2